UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2021
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2021	January 31, 2020
Cash and U.S. Government securities	$22,407,610	$23,510,129
Distribution payable	(6,035,205)	(9,184,007)

Unallocated cash and U.S. Government securities	$16,372,405	$14,326,122

Schedule of reconciliation of Trust's Unallocated Reserve

	Unallocated	Trust
	Reserve	Corpus	Total
Balances at January 31, 2020	$11,831,014	$3	$11,831,017

Net income	23,407,647	—	23,407,647
Distributions declared	(18,761,615)	—	(18,761,615)

Balances at January 31, 2021	$16,477,046	$3	$16,477,049